Commitments and Contingencies (Tables)	12 Months Ended
Jul. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Annual Lease Payments	Future minimum annual lease payments for our primary facility as of July 31, 2019 are as follows:
2019	$37,000
2020	$14,000
$51,000